EXHIBIT 99.20

ClaYTON valuationS SUMMARY

Client Name:	Verus
Client Project Name:	Verus 2025-3
Start - End Dates:	12/30/2024 - 2/13/2025
Deal Loan Count:	16

Verus Valuations Summary

Loans in Report:	16

				Origination Values					Desk Review					BPO (Broker Price Opinion)					Other						AUS Infomation
Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Valuation Source	Report Date	Value	Variance Amount	Variance (%)	Valuation Source	Report Date	Value	Variance Amount	Variance (%)	Valuation Source	Valuation Type	Report Date	Value	Variance Amount	Variance (%)	CU Score
826257	xxxxxx	$0.00	xxxxxx	10/25/2024	xxxxxx	1004 SFR (Mar 05)					$0.00	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	1.6
826803	xxxxxx	$0.00	xxxxxx	11/11/2024	xxxxxx	1025 Multi-Fam (Mar 05)			xxxxxx	11/25/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
826923	xxxxxx	xxxxxx	xxxxxx	11/28/2024	xxxxxx	1004 SFR (Mar 05)			xxxxxx	12/06/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	1.0
827907	xxxxxx	$0.00	xxxxxx	11/19/2024	xxxxxx	1073 Condo (Mar 05)			xxxxxx	12/12/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	4.4
828163	xxxxxx	xxxxxx	xxxxxx	12/03/2024	xxxxxx	1025 Multi-Fam (Mar 05)			xxxxxx	12/17/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
828312	xxxxxx	xxxxxx	xxxxxx	11/20/2024	xxxxxx	1025 Multi-Fam (Mar 05)			xxxxxx	01/16/2025	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
828602	xxxxxx	$0.00	xxxxxx	12/02/2024	xxxxxx	1004 SFR (Mar 05)			xxxxxx	12/12/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	4.5
828613	xxxxxx	xxxxxx	xxxxxx	12/03/2024	xxxxxx	1004 SFR (Mar 05)					$0.00	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	1.0
828677	xxxxxx	xxxxxx	xxxxxx	01/13/2025	xxxxxx	Other					$0.00	$0.00	0.00%	xxxxxx	xxxxxx	xxxxxx	xxxxxx	7.55%				$0.00	$0.00	0.00%	(No Data)
828851	xxxxxx	xxxxxx	xxxxxx	12/29/2024	xxxxxx	1073 Condo (Mar 05)			xxxxxx	01/03/2025	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
829220	xxxxxx	$0.00	xxxxxx	12/04/2024	xxxxxx	Other					$0.00	$0.00	0.00%			$0.00	$0.00	0.00%	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	1.43%	(No Data)
829477	xxxxxx	xxxxxx	xxxxxx	12/20/2024	xxxxxx	1004 SFR (Mar 05)			xxxxxx	01/03/2025	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	3.8
829917	xxxxxx	xxxxxx	xxxxxx	01/13/2025	xxxxxx	1004 SFR (Mar 05)			xxxxxx	01/21/2025	xxxxxx	xxxxxx	-5.20%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
830120	xxxxxx	$0.00	xxxxxx	11/21/2024	xxxxxx	1004 SFR (Mar 05)			xxxxxx	12/03/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	3.0
830261	xxxxxx	xxxxxx	xxxxxx	01/08/2025	xxxxxx	1025 Multi-Fam (Mar 05)			xxxxxx	01/17/2025	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
830265	xxxxxx	xxxxxx	xxxxxx	12/21/2024	xxxxxx	1025 Multi-Fam (Mar 05)			xxxxxx	01/30/2025	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.